Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases	:

	RMB	US$
2019	416,260	60,946
2020	381,450	55,849
2021	330,518	48,392
2022	260,823	38,188
2023 and thereafter	250,305	36,648
Total	1,639,356	240,023